FINANCIAL INSTRUMENTS (Schedule of Classification of Financial Instruments by Fair Value Hierarchy) (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Financial assets:
Marketable securities	$ 2,128	$ 26,065
Level 1 [member]
Financial assets:
Marketable securities	1,042	21,208
Level 2 [member]
Financial assets:
Marketable securities	$ 1,086	$ 4,857